Financial Investment Measured at Amortized Cost	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Investment Measured At Amortized Cost [Abstract]
Financial Investment Measured at Amortized Cost

10. FINANCIAL INVESTMENT MEASURED AT AMORTIZED COST

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)

Financial investment measured at amortized cost	—	29,849

Financial investment measured at amortized cost was related to commercial paper issued by a financial institution with principal amount of US$30,000,000, discounted bid yield of 0.5% per annum and one year maturity date as June 1, 2022.